Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 87	$ 11	$ 814	$ 359
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 87	$ 11	$ 814	$ 359
Average cost of shares purchased for cancellation	$ 100.34	$ 101.41	$ 103.62	$ 94.60
Book value of shares purchased for cancellation	$ 11	$ 1	$ 97	$ 46
Average book value of shares purchased for cancellation	$ 12.35	$ 12.27	$ 12.34	$ 12.26